Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Options Outstanding Non-Vested Stock Options - beginning of year (shares)	300	202	389
Options, Granted (shares)	916	265	15
Options, Vested (shares)	(118)	(167)	(188)
Options, Forfeited (shares)	(2)	0	(14)
Options Outstanding Non-Vested Stock Options - end of year (shares)	1,096	300	202
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options - beginning of Year (dollars per share)	$ 8.09	$ 9.37	$ 9.24
Weighted-Average Grant Date Fair Value, Granted (dollars per share)	3.60	7.74	11.50
Weighted-Average Grant Date Fair Value, Vested (dollars per share)	8.48	9.07	9.30
Weighted-Average Grant Date Fair Value, Forfeited (dollars per share)	3.60	0.00	9.01
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options - end of year (dollars per share)	$ 4.30	$ 8.09	$ 9.37